SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF REGISTRANT Condensed Statements of Comprehensive Income (Parent Company) (Details) - USD ($) $ in Millions	3 Months Ended																		12 Months Ended
	Mar. 31, 2018		Dec. 31, 2017	[1]	Sep. 30, 2017	[1]	Jun. 30, 2017	[1]	Mar. 31, 2017		Dec. 31, 2016	[1]	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Condensed Financial Statements, Captions
NET INCOME	$ 82		$ 76		$ 82		$ 81		$ 80	[1]	$ 56		$ 51		$ 74		$ 65		$ 319	[1]	$ 246	[1]	$ 242
OTHER COMPREHENSIVE LOSS
Derivative instruments, net of tax (Note 13)	1								0										0		(2)		(1)
TOTAL OTHER COMPREHENSIVE LOSS, NET OF TAX	1	[2]							0	[2],[3],[4]									0		(2)		(1)
TOTAL COMPREHENSIVE INCOME	$ 83								$ 80										319		244		241
ITC Holdings
Condensed Financial Statements, Captions
NET INCOME																			319		246		242
OTHER COMPREHENSIVE LOSS
Derivative instruments, net of tax (Note 13)																			0		(2)		(1)
TOTAL OTHER COMPREHENSIVE LOSS, NET OF TAX																			0		(2)		(1)
TOTAL COMPREHENSIVE INCOME																			319		244		241
Statements of Comprehensive Income, Additional Disclosures
Derivative instruments, tax																			$ 2		$ 3		$ 1

[1]	During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.
[2]	Includes reclassification of net loss relating to interest rate cash flow hedges from AOCI to interest expense, net of tax, of less than $1 million for the three months ended March 31, 2018 and 2017.
[3]	Includes loss on interest rate swaps relating to interest rate cash flow hedges, net of tax, of less than $1 million for the three months ended March 31, 2017.
[4]	Includes unrealized gains on available-for-sale securities, net of tax, of less than $1 million for the three months ended March 31, 2017.